Redeemable Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2023
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interest

The movement in the carrying value of the redeemable noncontrolling interests is as follows:

	Redeemable noncontrolling interests
	2022	2023	2023
	RMB	RMB	US$
	(in thousands)
Balance at the beginning of the year	30,000	107,490	15,140
Issuance of subsidiary shares	70,000	—	—
Accretion of redeemable noncontrolling interests	7,490	8,600	1,211
Balance at the end of the year	107,490	116,090	16,351